Operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Studies	€ (65,786)	€ (68,599)	€ (88,162)
Personnel costs	(49,842)	(19,345)	(18,535)
Fees	(6,611)	(5,162)	(4,434)
Depreciation, amortization and provisions	(2,911)	(3,588)	(2,527)
Support costs (including taxes)	(1,645)	(1,793)	(1,240)
Insurance	(1,549)
IT systems	(1,065)	(858)	(951)
Patents	(795)	(1,048)	(551)
Energy and liquids	(611)	(846)	(900)
Maintenance	(403)	(1,025)	(1,017)
Disposables	(235)	(1,529)	(1,799)
Other	(8,450)	(4,882)	(5,714)
Total operating expenses	(139,901)	(108,673)	(125,829)
Research and development expenses
Operating expenses
Studies	(65,786)	(68,599)	(88,162)
Personnel costs	(14,505)	(13,305)	(13,568)
Fees	(432)	(315)	(135)
Depreciation, amortization and provisions	(2,658)	(2,893)	(2,317)
Support costs (including taxes)	0	0	0
IT systems	(936)	(786)	(845)
Patents	(795)	(1,048)	(551)
Energy and liquids	(611)	(846)	(900)
Maintenance	(403)	(1,025)	(1,017)
Disposables	(235)	(1,529)	(1,799)
Other	(684)	(535)	(719)
Total operating expenses	(87,043)	(90,880)	(110,012)
Marketing - business development expenses
Operating expenses
Personnel costs	(121)	(269)	(224)
Fees	0	(2)	(215)
Support costs (including taxes)	(895)	(998)	(473)
IT systems	(19)	(11)	(16)
Other	(3,927)	(675)	(1,051)
Total operating expenses	(4,963)	(1,953)	(1,980)
General and administrative expenses
Operating expenses
Personnel costs	(35,215)	(5,771)	(4,743)
Fees	(6,179)	(4,845)	(4,084)
Depreciation, amortization and provisions	(253)	(694)	(209)
Support costs (including taxes)	(750)	(795)	(767)
Insurance	(1,549)
IT systems	(110)	(61)	(90)
Other	(3,839)	(3,672)	(3,944)
Total operating expenses	€ (47,895)	€ (15,839)	€ (13,837)